Expense Example	Apr. 30, 2025 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Equity Income ETF | Gabelli Equity Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	197
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Automation ETF | Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Green Energy ETF | Gabelli Green Energy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 1,054